Disclosure of other provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Provisions	$ 7,668	$ 16,586
Accretion expense		299
New liabilities		8,041
Settlement of liabilities		(17,518)
Transfer - RSU to be settled in equity		0
Extinguished liabilities		(59)
Revision of estimates		319
Provisions		7,668
Current portion	3,494	5,632
Provisions and other liabilities		2,036
Total provisions and other liabilities		7,668
Share exchange rights [Member]
Statements Line Items
Provisions	0	10,692
Accretion expense		299
New liabilities		988
Settlement of liabilities		(11,979)
Transfer - RSU to be settled in equity		0
Extinguished liabilities		0
Revision of estimates		0
Provisions		0
Current portion		0
Provisions and other liabilities		0
Total provisions and other liabilities		0
DSU and RSU [Member]
Statements Line Items
Provisions	7,668	5,894
Accretion expense	0	0
New liabilities	3,229	7,053
Settlement of liabilities	(3,117)	(5,539)
Transfer - RSU to be settled in equity	(2,426)	0
Extinguished liabilities	0	(59)
Revision of estimates	(1,860)	319
Provisions	3,494	7,668
Current portion	3,494	5,632
Provisions and other liabilities	0	2,036
Total provisions and other liabilities	$ 3,494	$ 7,668